EQ/Mutual Large Cap Equity Portfolio
EQ/Mutual Large Cap Equity Portfolio – Class IA and IB Shares
Investment Objective:
Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.
FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EQ/Mutual Large Cap Equity Portfolio (USD $)	Class IA Shares	Class IB Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	none	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.92%	1.17%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EQ/Mutual Large Cap Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	94	293	509	1,131
Class IB Shares	119	372	644	1,420

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:

The Portfolio's assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser ("Active Allocated Portion"); the other portion of the Portfolio seeks to track the performance of a particular index ("Index Allocated Portion"). Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large-capitalization companies (or financial instruments that derive their value from such securities). For this Portfolio, large-capitalization companies are companies with market capitalizations of $5 billion or more at the time of purchase. The Active Allocated Portion consists of approximately 50% of the Portfolio's net assets; the Index Allocated Portion consists of approximately 50% of the Portfolio's net assets.

Under normal circumstances, the Active Allocated Portion invests mainly in equity securities of U.S. and foreign companies that the Adviser to the Active Allocated Portion believes are undervalued. The Active Allocated Portion invests predominantly in large-cap companies, but it may invest up to 20% of its net assets in smaller companies as well.

The Active Allocated Portion may invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets and depositary receipts. In addition, the Active Allocated Portion may invest in derivatives and may use forward foreign currency exchange contracts to hedge against currency risks when the Adviser to the Active Allocated Portion believes it would be advantageous to the Active Allocated Portion to do so.

The Active Allocated Portion invests primarily in securities that the Adviser to the Active Allocated Portion believes are trading at a discount to their intrinsic value. To a lesser extent, the Active Allocated Portion also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Adviser to the Active Allocated Portion believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Active Allocated Portion generally purchases securities for investment purposes, the Adviser to the Active Allocated Portion also may seek to influence or control management, or invest in other companies that do so, when the Adviser to the Active Allocated Portion believes the Active Allocated Portion may benefit.

When engaging in an arbitrage strategy, the Active Allocated Portion typically buys one security while at the same time selling short another security. The Active Allocated Portion generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Active Allocated Portion's investments in distressed companies typically involve investments of up to 10% of the Portfolio's total assets in bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies (sometimes referred to as "junk bonds"). The Active Allocated Portion generally makes such investments to achieve capital appreciation, rather than to seek income.

The Adviser to the Active Allocated Portion may keep a portion, which may be significant at times, of the Active Allocated Portion's assets in cash or invested in high-quality short-term money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Active Allocated Portion's investment criteria exist or that it may otherwise be necessary to maintain liquidity. The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities. The Active Allocated Portion may attempt, from time to time, to hedge (protect) against currency risks, largely by using forward currency exchange contracts and currency futures contracts (including currency index futures contracts) when in the Adviser's opinion it would be advantageous for the Active Allocated Portion to do so.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the S&P 500 Index ("S&P 500") with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio's equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio's derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio's investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio's gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio's net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio's obligations under derivative transactions.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager has ultimate responsibility to oversee Advisers and recommend their hiring, termination and replacement.

Principal Risks:

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Derivatives Risk: A Portfolio's investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financial stable companies.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Index Strategy Risk: A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio's fees and expenses will reduce the Portfolio's returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio's valuation procedures also may affect the Portfolio's performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio's debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings Ltd. ("Fitch") or Ba by Moody's Investors Service, Inc. ("Moody's")) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. "Junk bonds" are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

Mid-Cap and Small-Cap Company Risk: A portfolio's investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser's assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio's holding period.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one year and since inception through December 31, 2010 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.89% (2009 3rd Quarter)	–21.71% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns - EQ/Mutual Large Cap Equity Portfolio	One Year	Since Inception	Inception Date
Class IA Shares	12.14%	(1.01%)	Sep. 15, 2006
Class IB Shares	11.88%	(1.26%)	Sep. 15, 2006
S&P 500 Index	15.06%	1.03%	Sep. 15, 2006